ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule Of Accrued Expenses and Other Liabilities
	December 31,
	2016	2017

Government authorities	$5,009	$6,486
Accrued expenses	8,638	16,051
Accrued interest - Series B Debentures	-	782
Accrued royalties to the IIA (Note 11a)	259	254

	$13,906	$23,573